Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2014	2013	classification	2014	2013	classification	2014	2013
Derivatives designated as
hedging instruments:
Forward contracts	$92,850	$-	Other assets	$-	$-	Other liabilities	$551	$-
Total derivatives designated
as hedging instruments	$92,850	$-		$-	$-		$551	$-
Derivatives not designated
as hedging instruments:
Forward contracts	$-	$129,600	Trading account securities	$-	$83	Other liabilities	$-	$20
Forward contracts	-	152,800	Other assets	-	658	Other liabilities	-	25
Interest rate swaps	237,576	283,440	Other assets	8,418	13,289	Other liabilities	9,102	15,196
Foreign currency forward contracts	745	-	Other assets	16	-	Other liabilities	11	-
Interest rate caps	96,046	97,338	Other assets	320	1,192	Other liabilities	320	1,192
Indexed options on deposits	86,712	85,729	Other assets	16,608	19,571	-	-	-
Bifurcated embedded options	83,244	83,087	-	-	-	Interest bearing deposits	13,048	15,945
Total derivatives not
designated as
hedging instruments:	$504,323	$831,994		$25,362	$34,793		$22,481	$32,378
Total derivative assets
and liabilities	$597,173	$831,994		$25,362	$34,793		$23,032	$32,378

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2014
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(6,613)	Mortgage banking activities	$(6,091)	$(109)
Total	$(6,613)		$(6,091)	$(109)

Year ended December 31, 2013
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$2,286	Mortgage banking activities	$1,839	$577
Total	$2,286		$1,839	$577

Year ended December 31, 2012
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(13,509)	Mortgage banking activities	$14,119	$(44)
Total	$(13,509)		$14,119	$(44)

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2014	2013	2012
Forward contracts	Mortgage banking activities	$(10,876)	$9,039	$(8,046)
Interest rate swaps	Other operating income	1,223	965	2,953
Foreign currency forward contracts	Other operating income	8	18	31
Foreign currency forward contracts	Interest expense	5	(1)	(5)
Indexed options on deposits	Interest expense	2,815	5,296	1,965
Bifurcated embedded options	Interest expense	(1,666)	(4,230)	(1,735)
Total		$(8,491)	$11,087	$(4,837)